Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method

The fair value of the RPSU plan units under the equity method used the following weighted average assumptions:

	Year ended December 31
	2017	2016
Average fair value of units granted (per unit)	$2.11	$1.20
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	7.8%	18.4%

Summary of Stock Option Activity and Related Information

	Year ended December 31
	2017		2016
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	7,612,625	$6.01	10,595,728	$10.21
Granted	—	—	3,557,250	1.20
Exercised	(1,577,225)	1.44	(600,775)	1.53
Forfeited	(2,372,825)	11.22	(5,939,578)	11.08

Outstanding, end of year	3,662,575	$4.60	7,612,625	$6.01

Exercisable, end of year	1,980,876	$6.50	2,804,426	$11.10

Summary of Options Outstanding and Exercisable

		Options Outstanding		Options Exercisable
Range of Grant Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Remaining Contractual Life (years)	Number Exercisable	Weighted Average Exercise Price
$1.00 - $1.99	2,005,425	$1.42	2.8	631,238	$1.53
$2.00 - $9.99	1,058,950	7.44	1.4	751,438	7.66
$10.00 - $21.99	598,200	10.30	0.3	598,200	10.30

	3,662,575	$4.60	1.2	1,980,876	$6.50

Summary of Share-Based Compensation

Share-based compensation consisted of the following:

	Year ended December 31
	2017	2016
Options	$1	$1
PSU plan	1	1
DSU plan	—	1
RPSU plan – equity method	7	6
RPSU plan – liability method	(1)	3

Share-based compensation	$8	$12

Restricted share unit plan [member]
Summary of Performance Share Unit Plan
RPSU plan (number of shares equivalent)	Year ended December 31
	2017	2016
Outstanding, beginning of year	10,199,595	6,325,954
Granted	4,472,510	11,745,330
Vested	(3,935,186)	(2,353,989)
Forfeited	(2,339,541)	(5,517,700)

Outstanding, end of year	8,397,378	10,199,595

Outstanding units – liability method	730,297	2,314,805
Outstanding units – equity method	7,667,081	7,884,790

	As at December 31
RPSU obligation:	2017	2016
Current liability (1)	$1	$3
Non-current liability	$—	$1

(1)	Included within Accounts payable and accrued liabilities.

PSU Plan [member]
Summary of Performance Share Unit Plan

	Year ended December 31
PSU awards (number of shares equivalent)	2017	2016
Outstanding, beginning of period	1,855,500	1,622,881
Granted	569,000	2,516,000
Vested	(638,750)	(199,843)
Forfeited	(246,750)	(2,083,538)

Outstanding, end of period	1,539,000	1,855,500

	As at December 31
PSU obligation:	2017	2016
Non-current liability	$1	$2